GREAT-WEST FUNDS, INC.

8515 East Orchard Road

Greenwood Village, Colorado 80111

June 14, 2019

VIA EDGAR

Keith Gregory

Division of Investment Management, Disclosure Review Office

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Great-West Funds, Inc.
Post-Effective Amendment No. 163 to Registration Statement on Form N-1A
File Nos. 2-75503, 811-03364

Commissioners:

Filed herewith is post-effective amendment no. 163 (“Amendment No. 163”) to the above referenced registration statement filed on behalf of Great-West Funds, Inc. (the “Fund”) pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”).

I. Summary of Changes

The purpose of Amendment No. 163 is to update the Fund’s registration statement to: (i) reflect the addition of Investor II Class shares to the Great-West Large Cap Value Fund (formerly the Great-West Putnam Equity Income Fund), a series of the Fund, and (ii) make conforming changes to the Statement of Additional Information (“SAI”) and Part C.

II. Request for Selective Review

The Registrant respectfully requests selective review of Amendment No. 163 pursuant to (i) Division of Investment Management IM Guidance Update No. 2016-06 (Dec. 2016) (“2016 IM Guidance”) and (ii) Securities Act Release No. 6510 (Feb. 15, 1984) (“1984 Release”). The Registrant notes that, in the 2016 IM Guidance, the Commission staff has encouraged registrants to request selective review of a filing “that contains disclosure that is not substantially different from the disclosure contained in one or more prior filings by the [Registrant] or other [Registrants] in the complex.” The 1984 Release states that the Commission staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The 1984 Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.”

In support of its request, the Fund notes that the prospectus is identical to the April 30, 2019 prospectus, as supplemented through June 14, 2019, in all material respects except as noted in Part I above.

Other than the material changes noted in Part I above, the Registrant believes there are no specific areas in the Amendment No. 163 that warrant particular attention.

Accordingly, the Fund respectfully submits that the Commission staff can focus its review on the changes detailed above in Part I, and that, to the extent the staff has reviewed the existing prospectus, it will already be familiar with the features described.

III. Procedural Matters

The Fund will include the necessary exhibits to its registration statement in the Fund’s filing pursuant to paragraph (b) of Rule 485.

To assist the Commission staff, we are delivering a courtesy copy of Amendment No. 163, which is marked to reflect changes made since Post-Effective Amendment No. 161, filed on April 29, 2019, to Mr. Keith Gregory of the Division of Investment Management Disclosure Review Office

Please direct any question or comment regarding Amendment No. 163 to me at (303) 737-3011 or to Ryan Logsdon at (303) 737-4675.

Sincerely,

/s/ Cara B. Owen

Cara B. Owen

Senior Counsel & Secretary

Great-West Funds, Inc.

Enclosures

cc:	Keith Gregory of the Division of Investment Management Disclosure Review Office
Ryan Logsdon, Vice President, Counsel & Secretary, Great-West Funds, Inc.